UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-21969
The GDL Fund (formerly, The Gabelli Global Deal Fund)

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The GDL Fund
First Quarter Report
March 31, 2011
    Mario J. Gabelli, CFA
To Our Shareholders,
     During the first quarter of 2011, The GDL Fund’s (the “Fund”) net asset value (“NAV”) total return was 3.5% compared with the 3 Month U.S. Treasury Bill Index of 0.03%. The total return for the Fund’s publicly traded shares was 3.6% during the first quarter of 2011.
Enclosed is the investment portfolio as of March 31, 2011.
Comparative Results

Average Annual Returns through March 31, 2011 (a) (Unaudited)

				Since
				Inception
	Quarter	1 Year	3 Year	(01/31/07)
GDL Fund
NAV Total Return (b)	3.50%	5.95%	3.00%	2.76%
Investment Total Return (c)	3.60	3.93	4.11	(0.24)
3 Month U.S. Treasury Bill Index	0.03	0.14	0.40	1.35

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the re-balancing date. To qualify for selection, an issue must have settled on or before the re-balancing (month end) date. Dividends are considered reinvested except for the 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GDL FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 82.4%
	Aerospace and Defense — 0.1%
77,000	The Allied Defense Group Inc.†	$272,195

	Aviation: Parts and Services — 0.1%
12,000	Ladish Co. Inc.†	655,800

	Business Services — 7.2%
5,000	Acxiom Corp.†	71,750
90,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,309,500
57,000	Diebold Inc.	2,021,220
210,000	Emergency Medical Services Corp., Cl. A†	13,353,900
288,500	GSI Commerce Inc.†	8,444,395
12,000	GTSI Corp.†	55,080
370,000	Rural/Metro Corp.†	6,304,800
2,000	SeLoger.com	107,522

		31,668,167

	Cable and Satellite — 0.2%
75,000	British Sky Broadcasting Group plc	992,604

	Computer Hardware — 0.0%
1,000	SanDisk Corp.†	46,090
10,000	Seagate Technology plc†	144,000

		190,090

	Computer Software and Services — 3.8%
100,000	Answers Corp.†	1,040,000
16,000	Hypercom Corp.†	192,480
8,000	Mentor Graphics Corp.†	117,040
450,000	NaviSite Inc.†	2,470,500
5,000	Novell Inc.†	29,650
21,600	Soapstone Networks Inc.	228
600,000	Terremark Worldwide Inc.†	11,400,000
95,000	Yahoo! Inc.†	1,581,750

		16,831,648

	Consumer Products and Services — 5.7%
545,000	Alberto-Culver Co.	20,312,150
45,000	Avon Products Inc.	1,216,800
12,000	Fortune Brands Inc.	742,680
29,000	Harman International Industries Inc.	1,357,780
8,000	Heelys Inc.†	18,400
500	Pre-Paid Legal Services Inc.†	33,000
50,000	RC2 Corp.†	1,405,000

		25,085,810

	Diversified Industrial — 1.3%
36,000	ITT Corp.	2,161,800
384,000	Myers Industries Inc.	3,813,120

		5,974,920

	Educational Services — 0.0%
7,000	Corinthian Colleges Inc.†	30,940

	Electronics — 5.9%
500	Aleo Solar AG†	18,119
211,700	Alliance Semiconductor Corp.	65,627
105,000	Bel Fuse Inc., Cl. A	2,518,950
136,000	Dionex Corp.†	16,054,800
8,000	International Rectifier Corp.†	264,480
480,000	L-1 Identity Solutions Inc.†	5,654,400
25,000	Spectrum Control Inc.†	492,000
2,800	Technology Research Corp.	19,992
52,000	Zoran Corp.†	540,280
42,000	Zygo Corp.†	614,040

		26,242,688

	Energy and Utilities — 6.2%
280,000	Atlas Energy Inc., Escrow† (a)	28,000
115,000	Atlas Energy LP	2,569,100
10,000	Constellation Energy Group Inc.	311,300
340,000	Dragon Oil plc†	3,261,678
70,000	Dynegy Inc.†	398,300
242,000	Endesa SA	7,498,838
2,500	EXCO Resources Inc.	51,650
20,000	Heritage Oil plc†	91,151
20,000	Iberdrola Renovables SA	86,307
3,000	Massey Energy Co.	205,080
55,000	Nicor Inc.	2,953,500
32,000	NorthWestern Corp.	969,600
95,000	NRG Energy Inc.†	2,046,300
1,000	Origin Energy Ltd.	16,777
25,000	Pride International Inc.†	1,073,750
115,000	Progress Energy Inc.	5,306,100
5,000	SandRidge Energy Inc.†	64,000
20,000	Seawell Ltd.†	138,149
15,000	TGC Industries Inc.†	116,550
500	Western Coal Corp.†	6,117
100,000	WesternZagros Resources Ltd.†	56,730

		27,248,977

	Entertainment — 0.4%
5,000	Silverleaf Resorts Inc.†	12,150
102,000	Take-Two Interactive Software Inc.†	1,567,740

		1,579,890

	Equipment and Supplies — 0.0%
1,000	The Middleby Corp.†	93,220

	Financial Services — 4.0%
12,000	CNA Surety Corp.†	303,120
2,000	Danvers Bancorp Inc.	42,840
250,000	Marshall & Ilsley Corp.	1,997,500
See accompanying notes to schedule of investments

THE GDL FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
210,775	NewAlliance Bancshares Inc.	$3,127,901
1,000	NYSE Euronext	35,170
326,980	optionsXpress Holdings Inc.	5,987,004
230,000	SLM Corp.†	3,519,000
39,645	The Student Loan Corp., Escrow (a)	99,112
623	Wesco Financial Corp.	242,472
550,000	Wilmington Trust Corp.	2,486,000

		17,840,119

	Food and Beverage — 5.1%
175,000	China Huiyuan Juice Group Ltd.	118,788
100,000	Danisco A/S	12,620,695
1,000	Reddy Ice Holdings Inc.†	3,000
440,000	Sara Lee Corp.	7,774,800
55,000	Wimm-Bill-Dann Foods OJSC, ADR†	1,840,850

		22,358,133

	Health Care — 16.4%
500	Actelion Ltd.†	28,770
27,000	Alcon Inc.	4,468,770
30,000	America Service Group Inc.	769,200
80,000	Animal Health International Inc.†	336,000
15,000	ArthroCare Corp.†	500,100
235,000	Beckman Coulter Inc.	19,521,450
1,000	Biogen Idec Inc.†	73,390
89,275	Caraco Pharmaceutical Laboratories Ltd.†	464,230
10,000	Celera Corp.†	81,100
22,000	Cephalon Inc.†	1,667,160
73,000	Clinical Data Inc.†	2,211,900
2,000	Enzon Pharmaceuticals Inc.†	21,800
350,000	Genzyme Corp.†	26,652,500
44,500	Indevus Pharmaceuticals Inc., Escrow† (a)	48,950
3,000	Life Technologies Corp.†	157,260
750,000	Q-Med AB†	9,387,031
202,500	Smith & Nephew plc	2,283,712
33,000	Talecris Biotherapeutics Holdings Corp.†	884,400
16,000	TomoTherapy Inc.†	73,120
20,000	Trimeris Inc.†	50,200
170,000	WuXi PharmaTech (Cayman) Inc., ADR†	2,628,200

		72,309,243

	Hotels and Gaming — 0.0%
1,000	MGM Resorts International†	13,150

	Machinery — 5.7%
220,000	Bucyrus International Inc.	20,119,000
5,000	Sauer-Danfoss Inc.†	254,650
128,000	Tognum AG	4,607,579

		24,981,229

	Materials — 0.1%
6,000	CIMPOR — Cimentos de Portugal SGPS SA	43,485
5,000	Smurfit-Stone Container Corp.†	193,250

		236,735

	Media — 0.5%
60,000	APN News & Media Ltd.	96,505
68,000	Cablevision Systems Corp., Cl. A	2,353,480

		2,449,985

	Metals and Mining — 1.3%
28,000	Camino Minerals Corp.†	9,819
225,000	Consolidated Thompson Iron Mines Ltd.†	3,977,824
20,000	Forsys Metals Corp.†	39,195
80,000	Fronteer Gold Inc.†	1,209,696
5,000	Lonmin plc	136,598
1,000	Lundin Mining Corp., Toronto†	8,303
9,000	Xstrata plc	210,360

		5,591,795

	Publishing — 0.0%
136,000	SCMP Group Ltd.	29,373

	Real Estate — 0.0%
5,000	ECO Business-Immobilien AG†	47,809

	Real Estate Investment Trusts — 0.1%
16,000	Nationwide Health Properties Inc.	680,480

	Retail — 3.2%
470,000	Bulgari SpA	8,146,169
103,000	Casey’s General Stores Inc.	4,017,000
11,000	Dollar Thrifty Automotive Group Inc.†	734,030
270,000	J. Crew Group Inc., Escrow† (a)	0
46,000	Massmart Holdings Ltd.	953,455
2,000	Regis Corp.	35,480
8,000	Retail Ventures Inc.†	138,000

		14,024,134

	Semiconductors — 1.4%
2,500	LTX-Credence Corp.†	22,825
450,000	Verigy Ltd.†	6,340,500

		6,363,325

See accompanying notes to schedule of investments

THE GDL FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

		Market
Shares		Value
	Specialty Chemicals — 5.4%
22,000	Airgas Inc.	$1,461,240
30,000	Ashland Inc.	1,732,800
155,000	The Lubrizol Corp.	20,763,800

		23,957,840

	Telecommunications — 7.3%
700,000	Asia Satellite Telecommunications Holdings Ltd.	1,304,870
380,000	Atheros Communications Inc.†	16,967,000
24,000	BCE Inc.	872,160
215,000	Hughes Communications Inc.†	12,829,050
12,000	Portugal Telecom SGPS SA	138,499

		32,111,579

	Transportation — 1.0%
5,000	AirTran Holdings Inc.†	37,250
190,000	K-Sea Transportation Partners LP†	1,554,200
201,600	Vector Aerospace Corp.†	2,667,899

		4,259,349

	TOTAL COMMON STOCKS	364,121,227

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
220	Kinross Gold Corp., Cl. D, expire 09/17/14†	613

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 1.0%
	Aerospace — 0.1%
$500,000	GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39	500,625

	Computer Hardware — 0.9%
4,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	3,945,000

	TOTAL CONVERTIBLE CORPORATE BONDS	4,445,625

	CORPORATE BONDS — 0.1%
	Energy and Utilities — 0.1%
600,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	352,500

	U.S. GOVERNMENT OBLIGATIONS — 16.5%
72,810,000	U.S. Treasury Bills, 0.125% to 0.210%††, 05/19/11 to 09/22/11 (b)	72,792,086

TOTAL INVESTMENTS — 100.0%
(Cost $438,053,040)		$441,712,051

	Aggregate tax cost	$439,599,855

	Gross unrealized appreciation	$15,187,149
	Gross unrealized depreciation	(13,074,953)

	Net unrealized appreciation/depreciation	$2,112,196

		Market
Shares		Value
	SECURITIES SOLD SHORT — (1.4)%
	Financial Services — (1.4)%
333,520	The Charles Schwab Corp.	$6,013,366

TOTAL SECURITIES SOLD SHORT
(Proceeds received $6,053,795)		$6,013,366

	Aggregate proceeds	$6,053,795

	Gross unrealized appreciation	$404,290
	Gross unrealized depreciation	0

	Net unrealized appreciation/depreciation	$404,290

Principal			Settlement	Unrealized
Amount			Date	Depreciation
		FORWARD FOREIGN EXCHANGE CONTRACTS
46,550,000	(c)	Deliver Danish Krone in exchange for United States Dollars 8,737,190(d)	05/06/11	$(105,387)
19,950,000	(c)	Deliver Danish Krone in exchange for United States Dollars 3,775,563(d)	05/06/11	(14,112)

		TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		(119,499)

See accompanying notes to schedule of investments.

THE GDL FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

			Unrealized
Notional		Termination	Appreciation/
Amount		Date	Depreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS
$198,333
(100,000 Shares)	Gulf Keystone Petroleum Ltd.	06/27/11	$44,616

5,717
(1,000 Shares)	J Sainbury plc	06/27/11	(341)

	TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS		44,275

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2011, the market value of the fair valued security amounted to $176,062 or 0.04% of total investments.

(b)	At March 31, 2011, $15,500,000 of the principal amount was pledged as collateral for securities sold short and forward foreign exchange contracts.

(c)	Principal amount denoted in Danish Krone.

(d)	At March 31, 2011, the Fund has entered into forward foreign exchange contracts with State Street Bank and Trust Co.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

OJSC	Open Joint Stock Company

STEP	Step coupon bond. The rate disclosed is that in effect at March 31, 2011.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	84.7%	$373,924,887
Europe	12.0	52,898,869
Asia/Pacific	2.4	10,535,014
Africa/Middle East	0.7	3,261,678
South Africa	0.2	953,454
Latin America	0.0	138,149

Total Investments	100.0%	$441,712,051

See accompanying notes to schedule of investments.

THE GDL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
     The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GDL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 3/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$27,220,977	—	$28,000	$27,248,977
Financial Services	17,741,007	—	99,112	17,840,119
Health Care	72,260,293	—	48,950	72,309,243
Retail	14,024,134	—	0	14,024,134
Other Industries (a)	232,698,754	—	—	232,698,754

Total Common Stocks	363,945,165	—	176,062	364,121,227

Warrants (a)	613	—	—	613
Convertible Corporate Bonds	—	$4,445,625	—	4,445,625
Corporate Bonds	—	352,500	—	352,500
U.S. Government Obligations	—	72,792,086	—	72,792,086

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$363,945,778	$77,590,211	$176,062	$441,712,051

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Common Stocks Sold Short (a)	$(6,013,366)	$—	$—	$(6,013,366)

TOTAL INVESTMENTS IN SECURITIES — LIABILITIES	$(6,013,366)	$—	$—	$(6,013,366)

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$44,616	$—	$44,616
LIABILITIES (Unrealized Depreciation):*
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$(341)	$—	$(341)
FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	(119,499)	—	(119,499)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(75,224)	$—	$(75,224)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.
     The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.

THE GDL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change
										in unrealized
										appreciation/
										depreciation
				Change in						during the
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/			into	out of	as of	investments held
	12/31/10	(premiums)	(loss)	depreciation	Purchases	Sales	Level 3†	Level 3†	3/31/11	at 3/31/11

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$—	$—	$—	$28,000	$0	$—	$—	$—	$28,000	$28,000
Financial Services	—	—	—	99,112	0	—	—	—	99,112	99,112
Health Care	48,950	—	—	—	—	—	—	—	48,950	—
Retail	—	—	—	—	0	—	—	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$48,950	$—	$—	$127,112	$0	$—	$—	$—	$176,062	$127,112

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Security sold short at March 31, 2011 is reported within the Schedule of Investments.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

THE GDL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
     The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at March 31, 2011 are reflected within the Schedule of Investments and further details as follows:

				Net Unrealized
Notional	Equity Security	Interest Rate/	Termination	Appreciation/
Amount	Received	Equity Security Paid	Date	Depreciation
	Market Value	One Month LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$198,333 (100,000 Shares)	Gulf Keystone Petroleum Ltd.	Gulf Keystone Petroleum Ltd.	6/27/11	$44,616
5,717 (1,000 Shares)	J Sainsbury plc	J Sainsbury plc	6/27/11	(341)

				$44,275

     The Fund’s volume of activity in equity contract for difference swap agreements during the period ended March 31, 2011 had an average monthly notional amount of approximately $256,648.

THE GDL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended March 31, 2011, the Fund held no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Forward foreign exchange contracts at March 31, 2011 are presented within the Schedule of Investments.
     The Fund’s volume of activity in forward foreign currency contracts during the period ended March 31, 2011 had an average monthly value of approximately $8,650,788.
     The following table summarizes the net unrealized appreciation/depreciation of derivatives held at March 31, 2011 by primary risk exposure:

Net Unrealized
Appreciation/
Depreciation

Asset Derivatives:
Equity Contract	$44,616

Liability Derivatives:

Equity Contract	$(341)
Forward Currency Exchange Contracts	(119,499)

Total	$(119,840)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
     Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2010, the Fund deferred capital losses of $21,970.

TRUSTEES AND OFFICERS
THE GDL FUND
One Corporate Center, Rye, NY 10580-1422

Trustees
Mario J. Gabelli, CFA
Chairman & Chief Executive Officer,
GAMCO Investors, Inc.
Anthony J. Colavita
President,
Anthony J. Colavita, P.C.
James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.
Clarence A. Davis
Former Chief Executive Officer,
Nestor, Inc.
Mario d’Urso
Former Italian Senator
Arthur V. Ferrara
Former Chairman & Chief Executive Officer,
Guardian Life Insurance Company of America
Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan
Edward T. Tokar
Senior Managing Director,
Beacon Trust Company
Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
President
Carter W. Austin
Vice President
Peter D. Goldstein
Chief Compliance Officer
Agnes Mullady
Treasurer & Secretary
Laurissa M. Martire
Vice President & Ombudsman
David I. Schachter
Vice President
Investment Adviser
Gabelli Funds, LLC One
Corporate Center Rye,
New York 10580-1422
Custodian
The Bank of New York Mellon
Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Transfer Agent and Registrar
American Stock Transfer and Trust Company
Stock Exchange Listing

		8.50%
	Common	Preferred
NYSE-Symbol:	GDL	GDL PrA
Shares Outstanding:	21,152,710	1,920,242

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.
The NASDAQ symbol for the Net Asset Value is “XGDLX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GDL FUND One Corporate Center Rye, NY 10580-1422 (914) 921-5070 www.gabelli.com First Quarter Report March 31, 2011 GDL Q1/2011

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   The GDL Fund (formerly, The Gabelli Global Deal Fund)

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date  5/31/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/31/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/31/11

* Print the name and title of each signing officer under his or her signature.